FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

                     Franklin Federal Tax-Free Income Fund
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906 (Address of
              principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/08
                           -------



Item 1. Schedule of Investments.




Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2008

CONTENTS
Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   35

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS 97.1%
    ALABAMA 1.5%
    Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
       6/01/28 ............................................................................   $   7,000,000   $      7,012,110
    Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 ..................      11,025,000         10,992,476
    Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
       Refunding,
       6.00%, 8/01/29 .....................................................................      12,000,000         10,808,040
       Series A, 6.70%, 11/01/29 ..........................................................       4,000,000          4,094,640
    East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put
       9/01/18, Series B, 5.50%, 9/01/33 ..................................................      18,500,000         18,330,170
    Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding,
       5.45%, 9/01/14 .....................................................................       1,445,000          1,469,738
    Homewood GO, wts., Refunding, FSA Insured, 4.75%, 9/01/30 .............................       9,265,000          8,873,554
    Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30 .............       5,000,000          5,056,200
    Montgomery County Public Building Authority Revenue, wts., Facilities Project, MBIA
       Insured, 5.00%, 3/01/31 ............................................................       6,250,000          6,292,813
    University of Alabama General Revenue, Series A,
       MBIA Insured, 5.00%, 7/01/29 .......................................................      10,000,000         10,045,200
       MBIA Insured, 5.00%, 7/01/34 .......................................................      11,500,000         11,516,905
       XLCA Insured, 5.00%, 7/01/28 .......................................................       5,000,000          5,042,000
       XLCA Insured, 5.00%, 7/01/32 .......................................................       6,500,000          6,499,675
    University of Alabama University Revenues, Hospital, Series A, MBIA Insured,
       Pre-Refunded, 5.875%, 9/01/31 ......................................................       5,000,000          5,398,800
    University of South Alabama University Revenues, Tuition, Capital Improvement,
       Refunding, AMBAC Insured, 5.00%, 12/01/36 ..........................................      11,570,000         11,345,773
                                                                                                              ----------------
                                                                                                                   122,778,094
                                                                                                              ----------------
    ALASKA 0.3%
    Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
       12/01/29 ...........................................................................       4,000,000          3,958,320
       12/01/30 ...........................................................................       3,500,000          3,435,110
    Alaska State International Airports Revenues, Series B,
       AMBAC Insured, Pre-Refunded, 5.25%, 10/01/27 .......................................      15,000,000         16,382,400
       MBIA Insured, 5.00%, 10/01/28 ......................................................       5,100,000          5,104,233
                                                                                                              ----------------
                                                                                                                    28,880,063
                                                                                                              ----------------
    ARIZONA 2.8%
    Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
       7/01/29 ............................................................................      14,465,000         12,594,242
       7/01/36 ............................................................................      15,000,000         12,480,600
    Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project,
       Refunding, Series A, 5.00%, 7/01/16 ................................................      19,270,000         19,411,827
    Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%,
       11/15/37 ...........................................................................      19,000,000         18,663,700
    Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
       1/01/25 ............................................................................      22,500,000         23,833,350
    Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, 5.00%,
       7/01/33 ............................................................................      28,000,000         27,528,760


                     Quarterly Statement of Investments | 3

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic
       Plaza, Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
       7/01/32 ............................................................................   $   6,000,000   $      4,666,680
       7/01/34 ............................................................................       5,000,000          3,877,850
       7/01/35 ............................................................................       9,860,000          7,648,796
    Pima County IDA Lease Revenue, Pima County Arizona, 5.00%, 9/01/39 ....................      20,000,000         19,536,600
    Salt River Project Agricultural Improvement and Power District Electric System
       Revenue,
       Salt River Project, Refunding, Series A, 5.125%, 1/01/27 ...........................      35,000,000         35,877,800
       Salt River Project, Series B, 5.00%, 1/01/25 .......................................      17,500,000         17,859,450
       Series A, 5.00%, 1/01/38 ...........................................................      10,000,000         10,119,300
    Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 ........................      10,000,000          8,369,800
    University Medical Center Corp. Revenue, 5.00%, 7/01/35 ...............................       7,000,000          6,198,080
                                                                                                              ----------------
                                                                                                                   228,666,835
                                                                                                              ----------------
    ARKANSAS 1.4%
    Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
       1/01/23 ............................................................................         110,000            110,825
    Arkansas State Development Finance Authority Revenue, White River Medical Center
       Project, 5.60%, 6/01/24 ............................................................       1,200,000          1,175,256
(a) Fort Smith Water and Sewer Revenue, Construction, Refunding, FSA Insured, 5.00%,
       10/01/32 ...........................................................................      10,000,000         10,015,100
    Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 5.00%, 6/01/31 ........       8,690,000          8,831,995
    Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
       12/01/16 ...........................................................................       2,600,000          2,605,408
       11/01/20 ...........................................................................      60,500,000         60,610,110
    Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St.
       Vincent's Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 ............................         125,000            131,491
    Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
       AMBAC Insured, 5.80%, 6/01/11 ......................................................         160,000            160,258
    University of Arkansas University Revenues,
       AMBAC Insured, 5.00%, 11/01/31 .....................................................       7,705,000          7,745,759
       Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA
          Insured, 5.00%, 11/01/28 ........................................................       1,000,000          1,016,530
       Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA
          Insured, 5.00%, 11/01/34 ........................................................       9,000,000          9,076,050
       Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ...............       5,000,000          5,059,700
    University of Central Arkansas Revenue, FGIC Insured, 5.00%, 11/01/37 .................       5,020,000          4,840,334
                                                                                                              ----------------
                                                                                                                   111,378,816
                                                                                                              ----------------
    CALIFORNIA 7.6%
    Alhambra COP, Clubhouse Facility Project, 11.25%,
       1/01/09 ............................................................................         455,000            470,743
       1/01/10 ............................................................................         500,000            516,445
    California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
       first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ..................      24,500,000         25,780,125


                     4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State GO,
       6.00%, 5/01/18 .....................................................................   $     535,000   $        538,253
       6.00%, 5/01/20 .....................................................................         850,000            854,743
       5.90%, 4/01/23 .....................................................................       1,200,000          1,203,864
       5.125%, 2/01/26 ....................................................................       7,500,000          7,591,125
       Pre-Refunded, 5.125%, 6/01/25 ......................................................      24,705,000         26,383,952
       Pre-Refunded, 5.25%, 4/01/27 .......................................................      17,500,000         19,389,475
       Pre-Refunded, 5.00%, 2/01/32 .......................................................      49,000,000         52,711,260
       Refunding, 5.00%, 2/01/24 ..........................................................       5,000,000          5,043,850
       Refunding, 5.125%, 6/01/25 .........................................................         295,000            299,737
       Refunding, 5.00%, 2/01/26 ..........................................................      27,000,000         27,154,170
       Refunding, 5.00%, 2/01/26 ..........................................................      20,000,000         20,026,000
       Various Purpose, 5.25%, 11/01/25 ...................................................      16,260,000         16,700,158
       Various Purpose, 5.00%, 8/01/33 ....................................................      25,000,000         24,441,750
       Various Purpose, 5.50%, 11/01/33 ...................................................       2,500,000          2,544,100
       Various Purpose, Refunding, 5.25%, 3/01/38 .........................................      20,000,000         19,981,200
    California Statewide CDA Revenue,
       Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37 ..............................      10,000,000          9,490,100
       St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 ...................       5,000,000          5,210,500
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ....................      10,000,000          9,999,500
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, zero cpn., 1/15/24 ................................      65,000,000         24,789,050
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ...      35,000,000         33,186,650
       Refunding, 5.75%, 1/15/40 ..........................................................      20,000,000         19,405,600
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ..................................      13,255,000         11,765,801
       Pre-Refunded, 5.375%, 6/01/28 ......................................................      50,000,000         52,379,000
       Series A-1, Pre-Refunded, 6.25%, 6/01/33 ...........................................      24,320,000         26,397,901
    Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, Pre-Refunded,
       5.00%, 8/01/27 .....................................................................       5,000,000          5,467,400
    Inland Empire Tobacco Asset Securitization Corp. Revenue,
       Series A, 5.00%, 6/01/21 ...........................................................      11,930,000         11,155,862
       Series C-1, zero cpn., 6/01/36 .....................................................     100,000,000         11,127,000
    Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
       1/01/27 ............................................................................         135,000            135,016
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
       Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ............       7,500,000          5,939,550
       b United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ..........       8,400,000          4,462,080
    Los Angeles USD, GO,
       Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ..........................      10,000,000          9,945,500
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ...............................      25,000,000         27,240,500
    Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ........      10,000,000          9,931,900
    Metropolitan Water District of Southern California Waterworks Revenue, Series B-2,
       FGIC Insured, 5.00%, 10/01/27 ......................................................       9,645,000          9,810,894
    Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ............       5,285,000          5,779,042


                     Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Sacramento County Airport System Revenue, Senior Series B, FSA Insured, 5.25%,
       7/01/33 ............................................................................   $  16,355,000   $     15,846,196
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ..........................      50,000,000         49,386,500
       senior lien, 5.00%, 1/01/33 ........................................................       5,000,000          4,346,000
       senior lien, ETM, zero cpn., 1/01/23 ...............................................       7,000,000          3,529,680
                                                                                                              ----------------
                                                                                                                   618,358,172
                                                                                                              ----------------
    COLORADO 3.0%
    Adams County Revenue, FHA Insured Mortgage, Platte Valley Medical Center, Refunding,
       MBIA Insured, 5.00%, 2/01/31 .......................................................       6,560,000          6,559,934
    Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
       8/01/32 ............................................................................      10,000,000          9,986,100
       8/01/36 ............................................................................      41,235,000         40,927,387
       8/01/39 ............................................................................      26,930,000         26,678,474
    Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC
       Insured, 5.00%, 3/01/37 ............................................................      10,000,000          9,909,500
    Colorado Health Facilities Authority Revenue,
       Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36 .........................      10,000,000          9,927,500
       Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ..................................      13,250,000         13,598,077
       Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 ...................................      20,200,000         20,730,654
       Valley View Hospital Assn., Refunding, 5.50%, 5/15/28 ..............................       5,000,000          4,756,650
       Valley View Hospital Assn., Refunding, 5.75%, 5/15/36 ..............................       7,000,000          6,652,660
    Colorado Springs Airport Revenue, Series C, zero cpn., 1/01/11 ........................       1,450,000          1,327,910
    Colorado Water Resources and Power Development Authority Water Resources Revenue,
       Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 .........      10,000,000         10,017,500
    Denver City and County Airport Revenue, System, Refunding, Series A, XLCA Insured,
       5.00%, 11/15/25 ....................................................................       8,000,000          7,854,160
    Denver City and County School District No. 1 COP, Denver School Facilities Leasing
       Corp.,  AMBAC Insured, 5.50%, 12/15/08 .............................................         330,000            330,452
    Littleton MFHR, Riverpointe I, Series A, FSA Insured, Pre-Refunded, 5.95%, 4/01/29 ....      10,405,000         10,874,994
    Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
       5/15/35 ............................................................................       9,950,000          9,762,045
    Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
       Pre-Refunded, 5.125%, 6/15/31 ......................................................       7,500,000          8,090,700
    Public Authority for Colorado Energy Natural Gas Purpose Revenue, 6.50%, 11/15/38 .....      20,000,000         19,481,600
    Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ...............       5,500,000          5,581,400
    Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 ......................      10,000,000         10,118,200
    University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
       11/15/29 ...........................................................................       8,500,000          8,103,305
                                                                                                              ----------------
                                                                                                                   241,269,202
                                                                                                              ----------------
    CONNECTICUT 0.0%(c)
    Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
       5.80%, 8/20/39 .....................................................................       2,625,000          2,756,775
                                                                                                              ----------------


                     6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    DISTRICT OF COLUMBIA 1.8%
    District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
       2/01/24 ............................................................................   $  12,120,000   $     12,454,997
       2/01/25 ............................................................................       7,000,000          7,162,330
       2/01/26 ............................................................................       9,950,000         10,111,389
    District of Columbia GO,
       Series A, FSA Insured, 5.375%, 6/01/24..............................................       3,580,000          3,645,085
       Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 ...............................       1,420,000          1,477,950
       Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ........................................          15,000             15,186
    District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1,
       FSA Insured, 5.45%, 7/15/35.........................................................      25,000,000         25,328,250
    District of Columbia Revenue,
       Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
          4/01/20 .........................................................................       8,860,000          4,995,268
       Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
          4/01/22 .........................................................................      12,870,000          6,416,982
       Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
          4/01/23 .........................................................................      14,160,000          6,639,341
       Deed Tax, Housing Product Trust Fund, Series A, MBIA Insured, 5.00%, 6/01/32 .......       5,000,000          4,883,950
       Gains-Georgetown University, Capital Appreciation, Refunding, AMBAC Insured, zero
          cpn. to 4/01/18, 5.00% thereafter, 4/01/32 ......................................      15,370,000          8,513,289
       Medlantic/Helix, Series B, FSA Insured, 5.00%, 8/15/38 .............................      20,000,000         20,071,800
    District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding,
       6.50%, 5/15/33 .....................................................................      35,000,000         32,623,850
    Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,
       Series A, 5.375%, 10/01/29 .........................................................       5,000,000          4,885,400
                                                                                                              ----------------
                                                                                                                   149,225,067
                                                                                                              ----------------
    FLORIDA 6.9%
    Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%, 8/01/37 ............      12,245,000         11,565,647
    Broward County School Board COP,
       MBIA Insured, 5.00%, 7/01/28 .......................................................      17,415,000         17,048,763
       Series A, FSA Insured, 5.25%, 7/01/24 ..............................................      25,000,000         25,218,000
    Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 ....................       5,000,000          4,746,500
    Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series
       A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ..................................      10,000,000         10,556,100
    Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
       Series D,
       5.75%, 6/01/22 .....................................................................      10,000,000         10,469,100
       6.00%, 6/01/23 .....................................................................      17,500,000         20,398,700
    Florida State Mid-Bay Bridge Authority Revenue, Series A,
       AMBAC Insured, zero cpn., 10/01/23 .................................................       4,950,000          2,198,345
       AMBAC Insured, zero cpn., 10/01/24 .................................................       2,970,000          1,248,291
       Pre-Refunded, zero cpn., 10/01/23 ..................................................          50,000             25,382
       Pre-Refunded, zero cpn., 10/01/24 ..................................................          30,000             14,383
    Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ........................      10,000,000          9,803,900
    Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%,
       10/01/38 ...........................................................................       5,000,000          4,992,300


                     Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18 ....   $   6,500,000   $      6,413,095
    Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ........................      13,500,000         13,339,755
    Hillsborough County School Board COP,
       Master Lease Program, Series B, MBIA Insured, 5.00%, 7/01/27 .......................       5,000,000          5,021,350
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ..................................       5,000,000          5,007,850
    Indian River County School Board COP, FGIC Insured, 5.00%, 7/01/27 ....................      16,485,000         16,051,609
    Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 ....      20,175,000         20,226,244
    Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo
       Clinic, 5.00%, 11/15/36 ............................................................      17,950,000         16,988,059
    Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32 ...........       6,015,000          6,036,113
    Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
       10/01/23 ...........................................................................       6,000,000          6,062,340
       10/01/26 ...........................................................................      20,000,000         20,190,400
    Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ....................       5,000,000          5,018,500
    Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
       CIFG Insured, 5.00%, 10/01/35 ......................................................      10,645,000         10,026,845
    Miami-Dade County Aviation Revenue, Miami International Airport,
       Hub of the Americas, Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ............      15,000,000         13,165,200
       Refunding, Series A, Assured Guaranty, 5.25%, 10/01/33 .............................      11,000,000         10,454,510
       Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38 .............................      13,000,000         12,232,220
       Refunding, Series B, FSA Insured, 5.00%, 10/01/41 ..................................      20,000,000         19,680,400
    Miami-Dade County Educational Facilities Authority Revenue, University of Miami,
       Series A, 5.50%, 4/01/38 ...........................................................      12,500,000         12,530,000
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA
       Insured, 5.00%, 6/01/30 ............................................................      10,630,000         10,421,652
    Miami-Dade County Special Obligation Revenue,
       Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32 ...............      10,000,000          9,715,600
       Sub Series B, MBIA Insured, zero cpn., 10/01/34 ....................................       5,500,000          1,267,805
    Miami-Dade County Transit Sales Surtax Revenue, Refunding, FSA Insured, 5.00%,
       7/01/38 ............................................................................      18,845,000         18,331,097
    Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional
       Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 .................................      20,000,000         19,504,000
    Orlando Tourist Development Tax Revenue, Orlando, Assured Guaranty, 5.50%, 11/01/38 ...      23,490,000         24,190,942
    Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ...       7,500,000          7,697,400
    Orlando-Orange County Expressway Authority Revenue,
       Series A, FSA Insured, 5.00%, 7/01/32 ..............................................      12,000,000         11,982,840
       Series B, AMBAC Insured, 5.00%, 7/01/28 ............................................      10,630,000         10,406,451
    Palm Beach County School Board COP,
       Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ...................................      25,000,000         24,627,250
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ...............................       5,100,000          5,510,397
    Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 .......................................       7,000,000          7,024,010
    South Broward Hospital District Revenue,
       South Broward Hospital District, Refunding, 4.75%, 5/01/28 .........................      10,000,000          9,106,800
       South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36 .........      12,500,000         11,562,750
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South
       Florida Group, 5.00%, 8/15/32 ......................................................      31,070,000         28,967,493


                         8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27 ................   $   5,785,000   $      5,860,205
    Tallahassee Energy System Revenue, Refunding, MBIA Insured, 5.00%, 10/01/37 ...........      20,000,000         20,057,000
    Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
       5.00%, 10/01/26 ....................................................................       5,245,000          5,264,406
       5.00%, 10/01/31 ....................................................................      10,000,000          9,891,100
       Pre-Refunded, 5.00%, 10/01/26 ......................................................       4,755,000          5,052,378
                                                                                                              ----------------
                                                                                                                   563,171,477
                                                                                                              ----------------
    GEORGIA 4.0%
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
       Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ...................................      19,500,000         19,444,620
       Series J, FSA Insured, 5.00%, 1/01/29 ..............................................      10,000,000         10,021,300
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%,
       1/01/26 ............................................................................      18,295,000         19,329,399
    Atlanta Development Authority Revenue,
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 ......       6,385,000          6,642,890
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 ......       6,955,000          7,191,470
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ......       5,000,000          5,140,700
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 ......       5,000,000          5,121,100
       Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
          1/01/27 .........................................................................       5,000,000          5,331,350
    Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC,
       Series A, XLCA Insured, 5.00%, 9/01/30 .............................................      10,000,000          9,599,400
    Atlanta Water and Wastewater Revenue,
       FSA Insured, 5.00%, 11/01/34 .......................................................      20,205,000         20,174,086
       Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .................................      13,000,000         12,925,250
    Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
       MGC Real Estate Foundation II LLC Project,
       5.00%, 7/01/33 .....................................................................       5,000,000          4,549,500
       5.25%, 7/01/38 .....................................................................      10,000,000          9,302,900
    Bulloch County Development Authority Revenue, Assured Guaranty, 5.375%, 7/01/39 .......      23,075,000         23,779,710
    Clark County Hospital Authority Revenue, Athens Regional Medical Center Project,
       MBIA Insured, 5.00%, 1/01/27 .......................................................       5,000,000          5,047,600
    Clayton County Development Authority Student Housing and Activity Center Revenue,
       CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33 .............      11,125,000         10,132,094
    Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28 ......      18,000,000         18,122,220
    De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ...............................      12,000,000         12,885,840
    Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
       5.00%, 1/01/25 .....................................................................       5,000,000          5,040,650
    Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett
       Hospital Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded,
       5.30%, 9/01/27 .....................................................................      10,000,000         10,975,800
    Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 .......      20,000,000         21,774,000
    Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
       Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ................................       5,770,000          5,862,609
    Houston County Hospital Authority Revenue, Anticipation Certificates, Houston
       Healthcare Project, 5.25%, 10/01/35 ................................................      10,485,000          9,891,549
    Jefferson Public Building Authority Revenue, Jackson County Facilities, Series A,
       XLCA Insured, 5.00%, 3/01/32 .......................................................       6,075,000          6,000,217


                     Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Main Street Natural Gas Inc. Gas Project Revenue, Series A,
       5.50%, 9/15/28 .....................................................................   $   5,000,000   $      4,216,600
       6.25%, 7/15/33 .....................................................................      15,000,000         13,713,750
       6.375%, 7/15/38 ....................................................................      10,000,000          9,208,700
    Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture
       Series, MBIA Insured, Pre-Refunded, 5.00%,
       7/01/25 ............................................................................      12,160,000         13,145,933
       7/01/26 ............................................................................      12,800,000         13,837,824
    Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
       Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ..........................       5,000,000          4,935,100
                                                                                                              ----------------
                                                                                                                   323,344,161
                                                                                                              ----------------
    HAWAII 0.7%
    Hawaii State Airports System Revenue, Second Series,
       ETM, 6.90%, 7/01/12 ................................................................         410,000            443,116
       MBIA Insured, ETM, 6.90%, 7/01/12 ..................................................         350,000            378,270
    Hawaii State Department of Budget and Finance Special Purpose Revenue,
       Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ...................................       4,000,000          4,100,600
       Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13 .......................         600,000            607,446
       Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18 .......................       2,040,000          2,050,873
       Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28 .......................       1,470,000          1,393,339
    Hawaii State GO,
       Refunding, Series BW, 6.375%, 3/01/11 ..............................................          95,000            103,864
       Series BW, ETM, 6.375%, 3/01/11 ....................................................           5,000              5,471
       Series CA, 6.00%, 1/01/09 ..........................................................         100,000            101,716
       Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ..............................       5,000,000          5,279,850
    Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
       Series A, FNMA Insured, 5.75%, 7/01/30 .............................................         310,000            311,553
    Honolulu City and County Board of Water Supply Water System Revenue, Refunding,
       Series A, MBIA Insured, 5.00%, 7/01/36 .............................................      20,000,000         20,089,800
    Honolulu City and County GO,
       ETM, 6.00%, 12/01/14 ...............................................................         150,000            172,932
       Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ..................................       5,250,000          5,367,915
    Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 .......       1,175,000          1,176,492
    Honolulu City and County Wastewater System Revenue,
       First Bond Resolution, Senior Series, AMBAC Insured, Pre-Refunded, 5.125%,
          7/01/31 .........................................................................       8,000,000          8,547,680
       Second Bond Resolution, Refunding, Junior Series, FGIC Insured, 5.00%, 7/01/23 .....      10,000,000         10,099,000
    Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ...................         220,000            234,991
                                                                                                              ----------------
                                                                                                                    60,464,908
                                                                                                              ----------------
    IDAHO 0.0%(c)
    Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ...................         135,000            134,499
                                                                                                              ----------------
    ILLINOIS 5.2%
    Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36 ....................       7,765,000          7,122,291
    Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian
       Insured, 5.125%, 11/01/37 ..........................................................       5,000,000          4,570,150
    Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ............................................       6,500,000          7,140,185


                     10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, ETM, 5.75%,
       1/01/23 ............................................................................   $   8,955,000   $     10,264,758
    Illinois Development Finance Authority Hospital Revenue, Adventist Health System,
       Sunbelt Obligation, Pre-Refunded,
       5.65%, 11/15/24 ....................................................................       6,030,000          6,369,610
       5.50%, 11/15/29 ....................................................................      20,000,000         21,088,800
    Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
       MBIA Insured, 5.50%, 5/15/21 .......................................................      10,000,000         10,108,700
    Illinois Finance Authority Revenue,
       Alexian Brothers Health System, Refunding, Series A, FSA Insured, 5.50%, 1/01/28 ...      45,000,000         45,671,400
       Columbia College, MBIA Insured, 5.00%, 12/01/32 ....................................      15,440,000         15,161,771
       Resurrection Health Care, Series B, FSA Insured, 5.25%, 5/15/29 ....................      28,650,000         28,865,448
       Rush University Medical Center, Refunding, Series B, MBIA Insured, 5.75%,
          11/01/28 ........................................................................       2,500,000          2,548,200
       Rush University Medical Center, Refunding, Series B, MBIA Insured, 5.25%,
          11/01/35 ........................................................................       3,000,000          2,833,890
       Sherman Health System, Series A, 5.50%, 8/01/37 ....................................       5,000,000          4,600,650
    Illinois Health Facilities Authority Revenue,
       Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
          8/15/25 .........................................................................       9,120,000          9,587,218
       Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
          7/01/18 .........................................................................       7,090,000          7,140,268
       Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 .....       2,105,000          2,408,352
       Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 .................       2,885,000          2,922,332
       Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
          11/15/28 ........................................................................       7,500,000          7,522,725
       South Suburban Hospital, ETM, 7.00%, 2/15/18 .......................................       4,200,000          4,946,382
    Illinois Municipal Electric Agency Power Supply Revenue, Series A, FGIC Insured,
       5.00%, 2/01/35 .....................................................................      20,000,000         18,719,400
    Illinois State GO, FSA Insured, 5.00%, 9/01/29 ........................................      12,000,000         12,170,760
    Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
       2/01/22 ............................................................................       5,285,000          5,692,473
    Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
       Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 ........       9,275,000          9,115,841
       Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/09 .............         235,000            230,378
       Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn.
          to 6/14/12, 5.50% thereafter, 6/15/20 ...........................................       8,240,000          7,272,624
       Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn.
          to 6/14/12, 5.55% thereafter, 6/15/21 ...........................................       6,000,000          5,259,540
       Capital Appreciation, McCormick Place, Refunding, Series B, zero cpn. to 6/14/17,
          5.65% thereafter, 6/15/22 .......................................................      30,000,000         20,655,600
       Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 ..............       1,490,000          1,464,432
       McCormick Place Expansion Project, 6.50%, 6/15/22 ..................................           5,000              5,009
       McCormick Place Expansion Project, 6.50%, 6/15/27 ..................................         555,000            556,005
       McCormick Place Expansion Project, Refunding, FGIC Insured, 5.25%, 12/15/28 ........      39,580,000         40,111,955
       McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ..........         250,000            250,470
       McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn.,
          6/15/10 .........................................................................       7,845,000          7,458,947
       McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn.,
          6/15/11 .........................................................................       9,690,000          8,846,195
       McCormick Place Expansion Project, Series A, FGIC Insured, zero cpn., 6/15/10 ......         155,000            146,295
       McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 .........      26,795,000         26,965,684


                     Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
       Place Convention Center, ETM, 7.00%, 7/01/26 .......................................   $  12,000,000   $     15,189,960
    Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ...       1,000,000          1,199,730
    Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
       6.625%, 2/01/10 ....................................................................       1,345,000          1,348,914
    Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local
       Government Program, FSA Insured, zero cpn.,
       12/01/24 ...........................................................................       3,850,000          1,678,869
       12/01/26 ...........................................................................       7,700,000          2,968,735
    University of Illinois University Revenues, Auxiliary Facilities System,
       AMBAC Insured, zero cpn., 4/01/10 ..................................................      14,250,000         13,615,590
       Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 .................................       5,000,000          5,012,000
       Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 .................................       3,585,000          3,626,873
       Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26 ..............................       8,415,000          8,940,937
    Upper River Valley Development Authority Environmental Facilities Revenue, General
       Electric Co. Project, 5.45%, 2/01/23 ...............................................       3,600,000          3,636,828
                                                                                                              ----------------
                                                                                                                   423,013,174
                                                                                                              ----------------
    INDIANA 0.9%
    Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
       3/01/27 ............................................................................       5,000,000          4,674,300
    Indiana Health Facility Financing Authority Hospital Revenue,
       Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/21 .......      15,590,000         15,971,799
       Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/21 ....       1,910,000          2,124,378
       Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ................       1,200,000          1,201,200
    Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
       Refunding, 5.625%, 5/15/28 .........................................................       1,750,000          1,502,550
    Indiana State Development Financing Authority Environmental Revenue, Refunding, 6.25%,
       7/15/30 ............................................................................       2,000,000          2,024,220
    Indiana State Educational Facilities Authority Revenue,
       DePauw University Project, Refunding, 5.30%, 7/01/16 ...............................         600,000            614,688
       Valparaiso University, Refunding, AMBAC Insured, 5.125%, 10/01/23 ..................       2,015,000          2,046,555
    Indiana Transportation Finance Authority Highway Revenue,
       Pre-Refunded, 5.375%, 12/01/25 .....................................................       2,235,000          2,386,846
       Refunding, 5.375%, 12/01/25 ........................................................      12,765,000         13,632,254
    Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
       MBIA Insured, Pre-Refunded, 5.25%, 7/01/33 .........................................      19,020,000         20,636,700
(d) Jasper County EDR, Georgia-Pacific Corp. Project,
       5.625%, 12/01/27 ...................................................................       3,500,000          2,841,650
       Refunding, 6.70%, 4/01/29 ..........................................................       3,000,000          2,726,220
    Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
       8.00%, 1/01/14 .....................................................................          75,000             75,256
    Petersburg PCR, 5.75%, 8/01/21 ........................................................       5,000,000          5,017,050
                                                                                                              ----------------
                                                                                                                    77,475,666
                                                                                                              ----------------


                     12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    KANSAS 0.8%
    Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
       Series A, MBIA Insured, 5.30%, 6/01/31 .............................................   $  18,000,000   $     18,025,380
       Series B, MBIA Insured, 4.85%, 6/01/31 .............................................      19,325,000         18,125,304
    Kansas State Development Finance Authority Health Facilities Revenue, Stormont-Vail
       HealthCare Inc., Series L, MBIA Insured, 5.125%, 11/15/36 ..........................       3,750,000          3,654,075
    Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
       Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ................................       2,000,000          2,003,520
    Kansas State Development Finance Authority Revenue, Water Pollution Control,
       Revolving Fund,
       Refunding, Series II, 5.125%, 11/01/18 .............................................       3,450,000          3,597,488
       Series II, Pre-Refunded, 5.125%, 11/01/18 ..........................................       1,550,000          1,665,258
    Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
       11/15/18 ...........................................................................       1,875,000          1,857,581
    Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B,
       AMBAC Insured, 5.125%, 1/01/32 .....................................................      20,000,000         17,310,600
    Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
       9/01/20 ............................................................................       2,500,000          2,559,175
                                                                                                              ----------------
                                                                                                                    68,798,381
                                                                                                              ----------------
    KENTUCKY 1.5%
    Carroll County Environmental Facilities Revenue, AMBAC Insured, 5.75%, 2/01/26 ........      12,500,000         12,686,250
    Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
       8/15/08 ............................................................................       4,505,000          4,501,802
       8/15/09 ............................................................................       4,580,000          4,478,141
       8/15/10 ............................................................................       4,620,000          4,322,472
       8/15/13 ............................................................................       6,825,000          5,556,983
       8/15/14 ............................................................................       6,860,000          5,314,511
       8/15/16 ............................................................................       7,005,000          4,885,357
       8/15/17 ............................................................................       7,115,000          4,677,686
    Kentucky Economic Development Finance Authority Health System Revenue,
       Norton Healthcare Inc.,
       Refunding, Series B, MBIA Insured, zero cpn., 10/01/18 .............................       8,585,000          5,127,477
       Refunding, Series C, MBIA Insured, 6.05%, 10/01/19 .................................       7,385,000          8,107,548
       Refunding, Series C, MBIA Insured, 6.10%, 10/01/21 .................................       6,050,000          6,591,112
       Refunding, Series C, MBIA Insured, 6.10%, 10/01/23 .................................      11,295,000         12,245,248
       Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/19 ..............................       3,695,000          4,228,706
       Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/21 ..............................       2,875,000          3,297,050
       Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/23 ..............................       5,650,000          6,479,420
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement,
       5.80%, 10/01/12 ....................................................................       1,000,000          1,002,570
       5.85%, 10/01/17 ....................................................................       5,615,000          5,540,264
    Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
       Series A, MBIA Insured, 5.00%, 9/01/32 .............................................      10,000,000          9,400,200


                     Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY (CONTINUED)
    Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine
       University, Refunding and Improvement, Series A, 6.00%, 5/01/33 ....................   $   3,000,000   $      2,972,940
    Louisville and Jefferson County Metropolitan Government Health Facilities Revenue,
       Jewish Hospital St. Marys Healthcare, Refunding, 6.125%, 2/01/37 ...................      11,500,000         11,610,975
                                                                                                              ----------------
                                                                                                                   123,026,712
                                                                                                              ----------------
    LOUISIANA 2.6%
    Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
       10/01/12 ...........................................................................      14,285,000         14,395,852
    Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
       Memorial Hospital Project, Refunding, Series A, Connie Lee Insured,
       6.375%, 12/01/12 ...................................................................       3,265,000          3,500,439
       6.50%, 12/01/18 ....................................................................       5,530,000          6,514,727
    East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue, Series A, 6.80%,
       10/01/28 ...........................................................................         835,000            836,286
    Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
       11/01/27 ...........................................................................       5,655,000          5,670,042
    Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
       5.55%, 6/01/32 .....................................................................         805,000            812,929
    Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ...............      12,485,000         12,721,965
    Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 .....       5,055,000          4,961,129
    Louisiana Local Government Environmental Facilities and CDA Revenue,
       Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32 ...........       6,730,000          6,572,383
       Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 ....................       4,290,000          4,297,079
       MBIA Insured, 5.00%, 12/01/26 ......................................................       5,605,000          5,660,994
    Louisiana Public Facilities Authority Revenue,
       Millennium Housing LLC Student Housing, CIFG Insured, 5.00%, 11/01/30 ..............      10,000,000          8,974,100
       Ochsner Clinic Foundation Project, Refunding, Series B, ETM, 5.75%, 5/15/23 ........      10,000,000         11,443,000
       Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 ........................      10,260,000          9,223,227
       Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 ........................      10,000,000          9,152,300
       Tulane University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32 ...........       5,000,000          5,369,650
    Louisiana State Gas and Fuels Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 6/01/27 ......................................................      19,250,000         19,388,407
       FSA Insured, 4.75%, 5/01/39 ........................................................      17,250,000         16,680,405
    New Orleans GO, Radian Insured,
       5.00%, 12/01/27 ....................................................................       5,935,000          5,624,659
       5.125%, 12/01/33 ...................................................................      11,645,000         10,960,158
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%,
       3/01/13 ............................................................................       2,200,000          2,213,266
    St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue,
       Series A,  AMBAC Insured, 5.00%, 7/01/36 ...........................................       6,230,000          6,247,444
    St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 ....      40,500,000         35,022,780
    West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15 .........       3,050,000          3,055,582
                                                                                                              ----------------
                                                                                                                   209,298,803
                                                                                                              ----------------


                     14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MAINE 0.2%
    Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series
       B, 6.20%, 9/01/19 ..................................................................   $   8,000,000   $      7,830,640
    Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA
       Insured, 5.00%, 7/01/32 ............................................................       6,045,000          6,081,270
                                                                                                              ----------------
                                                                                                                    13,911,910
                                                                                                              ----------------
    MARYLAND 0.8%
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
       9/01/32 ............................................................................       3,500,000          3,049,060
    Baltimore Project Revenue,
       Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/37 .......................       5,000,000          4,909,750
       Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37 ............................       8,130,000          7,983,254
    Maryland State EDC Student Housing Revenue, University of Maryland College Park
       Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ..................................      15,000,000         13,215,150
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/28 .....................       6,000,000          6,090,180
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 .....................       9,000,000          9,031,680
    (a)Upper Chesapeake Hospitals, Series C, 6.00%, 1/01/38 ...............................       5,000,000          5,013,900
       Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 ....................      20,000,000         19,322,800
                                                                                                              ----------------
                                                                                                                    68,615,774
                                                                                                              ----------------
    MASSACHUSETTS 3.8%
    Massachusetts Bay Transportation Authority Revenue, Assessment,
       Refunding, Series A, 5.25%, 7/01/30 ................................................       2,785,000          2,828,195
       Series A, Pre-Refunded, 5.25%, 7/01/30 .............................................      29,740,000         31,434,585
    Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior
       Series A, 5.00%, 7/01/28 ...........................................................      10,000,000         10,504,100
    Massachusetts State Development Finance Agency Revenue,
       Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
          5.125%, 8/01/28 .................................................................       6,735,000          6,806,660
       Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 ...........      10,000,000          9,878,800
    Massachusetts State GO,
       Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 .........................      10,000,000         10,115,400
       MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .........................................       4,100,000          4,377,447
       Series B, ETM, 6.50%, 8/01/08 ......................................................       5,785,000          5,785,000
    Massachusetts State Health and Educational Facilities Authority Revenue,
       Berklee College Music, Refunding, Series A, 5.00%, 10/01/37 ........................      10,000,000          9,443,200
       Berkshire Health System, Series E, 6.25%, 10/01/31 .................................       2,250,000          2,268,473
       Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 .................       4,500,000          4,567,770
       Caregroup, Series E-1, 5.125%, 7/01/33 .............................................       3,000,000          2,809,590
       Caregroup, Series E-1, 5.125%, 7/01/38 .............................................       3,500,000          3,233,860
       Emmanuel College, MBIA Insured, 5.00%, 7/01/37 .....................................      10,000,000          9,893,900
       Harvard University, Series FF, 5.00%, 7/15/22 ......................................      13,550,000         14,009,616
       Northeastern University, Series R, 5.00%, 10/01/33 .................................       6,830,000          6,519,235


                    Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
       5.65%, 10/01/17 ....................................................................   $   2,295,000   $      2,330,366
       5.70%, 10/01/27 ....................................................................       7,375,000          7,419,398
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
       AMBAC Insured, 4.75%, 8/15/32 ......................................................      15,000,000         14,539,950
       AMBAC Insured, 4.50%, 8/15/35 ......................................................      30,000,000         27,999,600
       FSA Insured, 5.00%, 8/15/30 ........................................................      15,000,000         15,212,700
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ..................................      52,130,000         50,588,516
       Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 .............................       5,000,000          5,012,500
       sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ......................      21,150,000         21,196,318
    Massachusetts State Water Pollution Abatement Trust Revenue,
       Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 ............         225,000            227,266
       Massachusetts Water Revenue Abatement Program, Series A, Pre-Refunded, 5.00%,
          8/01/32 .........................................................................       4,775,000          5,153,896
       Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ...........       5,210,000          5,370,208
       Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ........       1,290,000          1,356,061
    Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
       MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ........................................      16,405,000         17,339,921
                                                                                                              ----------------
                                                                                                                   308,222,531
                                                                                                              ----------------
    MICHIGAN 3.8%
    Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ..............................       6,300,000          6,352,416
    Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27 ..............................       5,310,000          5,723,596
    Coldwater Community Schools GO, MBIA Insured, Pre-Refunded, zero cpn., 5/01/18 ........       5,935,000          3,301,819
    Detroit City School District GO, School Building and Site Improvements,
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 ...............................       2,000,000          2,164,360
       Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ...............................      14,925,000         16,114,970
       Series B, FGIC Insured, 5.00%, 5/01/33 .............................................      16,870,000         16,586,415
    Detroit Sewer Disposal System Revenue,
       second lien, Series A, MBIA Insured, 5.00%, 7/01/30 ................................       5,470,000          5,313,777
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 .................      10,000,000         10,641,300
    Detroit Water Supply System Revenue,
       second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33 ..................       5,000,000          5,396,850
       senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ................................      17,575,000         16,961,808
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..................       7,060,000          7,506,757
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..................       6,170,000          6,578,145
    Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..........       8,625,000          8,534,351
    Grand Rapids Public Schools GO, School Building and Site, FSA Insured, 4.50%,
       5/01/31 ............................................................................      21,800,000         20,754,472
    Harrison Community Schools GO, AMBAC Insured, zero cpn., 5/01/20 ......................       6,000,000          2,868,420
    Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
       5/01/30 ............................................................................       4,145,000          4,391,296
    Michigan State Building Authority Revenue,
       Facilities Program, Refunding, Series I, 5.00%, 10/15/24 ...........................      31,350,000         31,596,097
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ................................       9,475,000          9,346,235


                     16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
       MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .......................................   $  18,000,000   $     19,109,340
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
       Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ....      10,000,000          8,821,300
    Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
       11/01/30 ...........................................................................      10,000,000         10,782,100
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
       Senior Series A, 5.25%, 6/01/22 ....................................................      10,000,000          9,134,800
       Senior Series A, 6.00%, 6/01/34 ....................................................      42,680,000         36,810,220
       Turbo, Series A, 6.875%, 6/01/42 ...................................................      17,500,000         16,568,825
    Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
       MBIA Insured, 5.25%, 11/15/31 ......................................................      10,000,000         10,110,100
    Southgate Community School District GO, FGIC Insured, Pre-Refunded, 5.00%, 5/01/25 ....       5,500,000          5,635,850
    Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36 ..............       5,000,000          5,033,300
    West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 .......................       5,000,000          5,081,650
                                                                                                              ----------------
                                                                                                                   307,220,569
                                                                                                              ----------------
    MINNESOTA 1.3%
    Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ......................       9,100,000          8,727,628
    Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .....       1,500,000          1,361,760
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
       Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ..............................      10,000,000         10,242,300
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...............................      32,025,000         33,975,322
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 ...............................       5,000,000          5,299,900
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ...............................      19,000,000         20,157,100
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .................................         510,000            520,175
    Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/30 ..............       5,000,000          4,901,250
    Minnetonka MFHR, Ridgepointe II Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
       10/20/33 ...........................................................................      11,075,000         11,945,052
    Roseville MFHR, Rosepointe I Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
       10/20/33 ...........................................................................       7,900,000          8,437,595
    University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13 ........................       1,250,000          1,401,438
                                                                                                              ----------------
                                                                                                                   106,969,520
                                                                                                              ----------------
    MISSISSIPPI 1.1%
    Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ........      36,500,000         36,238,295
    Jackson County Environmental Improvement Revenue, International Paper Co. Project,
       6.70%, 5/01/24 .....................................................................       3,500,000          3,496,150
    Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
       Refunding,
       5.875%, 4/01/22 ....................................................................      40,000,000         39,242,800
       5.90%, 5/01/22 .....................................................................       8,250,000          8,112,143
    Mississippi State GO, Refunding, 5.75%, 12/01/12 ......................................       2,000,000          2,215,320
                                                                                                              ----------------
                                                                                                                    89,304,708
                                                                                                              ----------------


                     Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI 1.4%
    Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ..............   $   9,095,000   $      9,303,548
    Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
       Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 ................................      11,500,000         11,593,610
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
       Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34 ...........................      14,000,000         13,057,800
       Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ...................................       8,000,000          7,354,320
    Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
       10/15/28 ...........................................................................       8,250,000          8,253,217
    Missouri State Health and Educational Facilities Authority Revenue,
       SSM Health Care, Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 .................         230,000            232,137
       SSM Health Care, Series A, AMBAC Insured, 5.25%, 6/01/21 ...........................       8,740,000          8,985,769
       SSM Health Care, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 .............       8,760,000          9,416,650
       St. Lukes Health System, Series 2005B, FSA Insured, 5.50%, 11/15/35 ................      15,000,000         15,080,550
    St. Louis Airport Revenue,
       Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/20 ..       5,000,000          5,296,150
       Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/21 ..       7,250,000          7,679,417
       Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 ..      12,390,000         13,258,787
    Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
       5.40%, 5/15/28 .....................................................................       4,000,000          3,676,160
                                                                                                              ----------------
                                                                                                                   113,188,115
                                                                                                              ----------------
    MONTANA 0.5%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ...      30,000,000         30,143,700
    Montana Facility Finance Authority Revenue, Benefis Health System, Refunding,
       Assured Guaranty, 5.00%, 1/01/37 ...................................................      14,600,000         14,359,976
                                                                                                              ----------------
                                                                                                                    44,503,676
                                                                                                              ----------------
    NEBRASKA 1.7%
    Adams County School District No. 018 GO, Hastings Public Schools, FSA Insured, 5.00%,
       12/15/31 ...........................................................................       5,795,000          5,893,689
    Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36 ...      24,725,000         25,047,661
    Lincoln Electric System Revenue, 5.00%, 9/01/31 .......................................       8,645,000          8,695,832
    Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health
       Services Project, Series A-1, 6.00%, 7/01/33 .......................................      12,000,000         11,549,640
    Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
       Refunding, AMBAC Insured, 5.00%, 2/01/35 ...........................................      30,000,000         29,652,600
       Series A, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/26 .............................      12,500,000         13,453,125
    Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2,
       Series A, AMBAC Insured, 5.00%, 2/01/30 ............................................      12,165,000         12,260,617
    Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
       AMBAC Insured, 5.00%, 1/01/37 ......................................................      15,000,000         14,215,950
    University of Nebraska Revenue, Omaha Student Facilities Project, 5.00%, 5/15/32 ......       5,895,000          5,932,021
    University of Nebraska Revenues, University of Nebraska Omaha Health and Recreation
       Project, 5.00%, 5/15/38 ............................................................       5,000,000          5,007,300
    University of Nebraska University Revenues, Kearney Student Fees and Facilities,
       5.00%, 7/01/30 .....................................................................       5,000,000          5,036,700
                                                                                                              ----------------
                                                                                                                   136,745,135
                                                                                                              ----------------


                     18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NEVADA 1.0%
    Clark County Airport Revenue, sub. lien,
       Series A-2, FGIC Insured, 5.125%, 7/01/27 ..........................................   $  10,000,000   $     10,012,100
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 ...............................      20,000,000         21,380,800
    Director of the State of Nevada Department of Business and Industry Revenue, Las Vegas
       Monorail Project,
       AMBAC Insured, zero cpn., 1/01/25 ..................................................       3,080,000            730,083
       AMBAC Insured, zero cpn., 1/01/26 ..................................................       3,815,000            828,351
       AMBAC Insured, zero cpn., 1/01/27 ..................................................       3,000,000            596,670
       AMBAC Insured, zero cpn., 1/01/28 ..................................................      13,315,000          2,425,727
       AMBAC Insured, zero cpn., 1/01/29 ..................................................       8,410,000          1,403,377
       first tier, AMBAC Insured, 5.625%, 1/01/32 .........................................      21,995,000         15,314,458
       first tier, AMBAC Insured, 5.625%, 1/01/34 .........................................      15,000,000         10,481,100
    Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
       12/01/17 ...........................................................................      10,275,000         10,294,317
    Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
       1/15/23 ............................................................................       5,000,000          5,080,250
    Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
       7/01/24 ............................................................................       5,000,000          5,044,150
                                                                                                              ----------------
                                                                                                                    83,591,383
                                                                                                              ----------------
    NEW HAMPSHIRE 0.1%
    Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
       6/20/33 ............................................................................       5,452,000          5,467,593
    New Hampshire Health and Education Facilities Authority Revenue,
       Exeter Project, 6.00%, 10/01/24 ....................................................       2,000,000          2,094,360
       Exeter Project, 5.75%, 10/01/31 ....................................................       1,000,000          1,007,000
       The Memorial Hospital, Refunding, 5.25%, 6/01/26 ...................................       1,000,000            924,680
       The Memorial Hospital, Refunding, 5.25%, 6/01/36 ...................................       1,100,000            939,015
    New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
       Catholic Charities, 5.80%, 8/01/22 .................................................       1,000,000            935,440
                                                                                                              ----------------
                                                                                                                    11,368,088
                                                                                                              ----------------
    NEW JERSEY 2.2%
    Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
       5.00%, 8/01/23 .....................................................................       5,000,000          5,077,550
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
       Series 1, 6.00%, 1/01/19 ...........................................................       2,100,000          2,058,567
       Series 1, 6.00%, 1/01/29 ...........................................................       5,000,000          4,571,950
       Series 2, 6.125%, 1/01/19 ..........................................................       2,000,000          1,979,440
       Series 2, 6.125%, 1/01/29 ..........................................................       5,000,000          4,563,450
    New Jersey EDA Lease Revenue, International Center for Public Health Project,
       University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ................       5,000,000          5,235,650
    New Jersey EDA Revenue,
       Cigarette Tax, 5.75%, 6/15/29 ......................................................      20,000,000         19,178,400
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ............      10,000,000          9,821,400
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ............       5,000,000          4,914,200
       School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .............       7,500,000          7,465,125
       School Facilities Construction, Series O, 5.125%, 3/01/28 ..........................      20,000,000         20,463,800
       Series U, 5.00%, 9/01/37 ...........................................................      22,000,000         22,158,840


                    Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey Health Care Facilities Financing Authority Revenue, State Contract
       Hospital Asset Transitions Program, Series A, 5.25%, 10/01/38 ......................   $  10,000,000   $      9,909,500
    New Jersey State Turnpike Authority Turnpike Revenue,
       Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
          5.15% thereafter, 1/01/35 .......................................................      10,000,000          6,905,400
       Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ...............................       7,500,000          7,861,500
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ...............................      13,000,000         13,608,790
       Series C, FSA Insured, 5.00%, 1/01/30 ..............................................      15,845,000         16,008,520
    Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 5.75%, 6/01/32 ...........      18,270,000         19,611,018
                                                                                                              ----------------
                                                                                                                   181,393,100
                                                                                                              ----------------
    NEW MEXICO 0.0%c
    New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A,
       Pre-Refunded, 6.00%, 6/15/13 .......................................................       1,000,000          1,066,430
                                                                                                              ----------------
    NEW YORK 6.9%
    Liberty Development Corp. Revenue,
       5.50%, 10/01/37 ....................................................................      13,000,000         13,601,250
       Goldman Sachs Headquarters, 5.25%, 10/01/35 ........................................      25,000,000         25,251,750
    MTA Commuter Facilities Revenue, Series A, Pre-Refunded,
       5.25%, 7/01/28 .....................................................................       5,000,000          5,366,900
       6.125%, 7/01/29 ....................................................................      15,040,000         15,667,168
    MTA Dedicated Tax Fund Revenue, Series A,
       FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .........................................      12,500,000         13,299,250
       FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ........................................      14,250,000         15,289,538
       MBIA Insured, ETM, 6.25%, 4/01/11 ..................................................       1,280,000          1,400,115
    MTA Revenue,
       Refunding, Series E, 5.25%, 11/15/31 ...............................................      10,000,000         10,094,400
       Refunding, Series U, 5.125%, 11/15/31 ..............................................      20,720,000         20,777,395
       Series A, 5.00%, 11/15/37 ..........................................................      25,000,000         24,582,750
       Series A, MBIA Insured, 4.75%, 11/15/27 ............................................       5,000,000          4,912,900
    MTA Transit Facilities Revenue,
       Series A, Pre-Refunded, 6.00%, 7/01/24 .............................................       5,000,000          5,200,600
       Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ..........................      15,000,000         16,563,000
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
       Pre-Refunded, 5.75%, 8/01/29 .......................................................      10,000,000         10,554,300
    New York City GO,
       Refunding, Series H, 6.125%, 8/01/25 ...............................................           5,000              5,034
       Series D, 8.00%, 8/01/16 ...........................................................           5,000              5,123
       Series D, 5.50%, 6/01/24 ...........................................................      16,405,000         16,910,110
       Series D, Pre-Refunded, 5.50%, 6/01/24 .............................................       7,535,000          8,244,345
       Series E, 6.50%, 12/01/12 ..........................................................          20,000             20,228
       Series F, 5.25%, 1/15/23 ...........................................................      14,415,000         14,828,134
       Series F, Pre-Refunded, 5.25%, 1/15/23 .............................................       5,585,000          6,099,267
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Pre-Refunded, 5.50%, 6/15/33 .......................................................      55,000,000         58,839,550
       Refunding, Series D, 5.25%, 6/15/25 ................................................      10,000,000         10,280,400
       Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ...............................      10,000,000         10,437,700
       Series A, Pre-Refunded, 5.75%, 6/15/30 .............................................       8,000,000          8,367,200
       Series G, FSA Insured, 5.125%, 6/15/32 .............................................      24,215,000         24,537,786


                     20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Refunding, Series B, 5.00%, 5/01/30 ................................................   $   7,205,000   $      7,264,657
       Series B, Pre-Refunded, 6.00%, 11/15/29 ............................................      10,000,000         10,782,200
       Series B, Pre-Refunded, 5.00%, 5/01/30 .............................................         295,000            319,461
       Series C, Pre-Refunded, 5.50%, 11/01/20 ............................................       5,000,000          5,345,750
       Series C, Pre-Refunded, 5.50%, 11/01/24 ............................................       4,200,000          4,490,430
       Series D, 5.00%, 2/01/27 ...........................................................      10,000,000         10,168,600
    New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
       Pre-Refunded, 5.40%, 1/01/19 .......................................................      15,000,000         15,838,200
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art 2001,
       Series D, AMBAC Insured, 5.125%, 7/01/31 ...........................................       8,000,000          8,102,560
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%, 11/15/30 .....................................................      10,000,000          9,893,300
    New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded,
       6.00%, 5/15/39 .....................................................................      16,000,000         17,222,240
    New York State Dormitory Authority Revenues,
       City University System Consolidated, Third General, Refunding, Series 1, 5.25%,
          7/01/25 .........................................................................      10,000,000         10,122,300
       State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%,
          5/15/21 .........................................................................       6,495,000          6,616,716
       State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
          5/15/21 .........................................................................         670,000            677,176
       State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
          7/01/28 .........................................................................       6,570,000          6,590,827
       State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
          7/01/28 .........................................................................       3,430,000          3,570,733
    New York State HFA Service Contract Obligation Revenue, Refunding, Series C, 5.50%,
       9/15/22 ............................................................................      17,505,000         17,723,287
    New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
       6.10%, 11/01/15 ....................................................................       4,135,000          4,145,172
       6.125%, 11/01/20 ...................................................................       3,510,000          3,515,300
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
       FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ..........................................       1,420,000          1,525,733
    Onondaga County GO,
       5.875%, 2/15/12 ....................................................................         300,000            329,931
       ETM, 5.875%, 2/15/12 ...............................................................         700,000            771,575
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/29 ....       8,000,000          8,178,880
    Triborough Bridge and Tunnel Authority Revenues, General Purpose,
       5.25%, 11/15/38 ....................................................................      25,000,000         25,789,000
       Refunding, Series A, 5.00%, 1/01/27 ................................................       5,000,000          5,052,750
       Series A, 5.00%, 1/01/32 ...........................................................       3,085,000          3,100,178
       Series A, Pre-Refunded, 5.00%, 1/01/32 .............................................      16,915,000         18,138,124
       Series B, Pre-Refunded, 5.50%, 1/01/30 .............................................      15,000,000         16,902,000
       Series X, ETM, 6.625%, 1/01/12 .....................................................       1,800,000          1,982,844
       Series Y, ETM, 6.00%, 1/01/12 ......................................................       1,000,000          1,073,400
                                                                                                              ----------------
                                                                                                                   566,369,517
                                                                                                              ----------------


                     Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA 2.6%
    Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .....................   $   6,000,000   $      5,931,000
    Charlotte COP, Transit Projects, Phase II, Series E, 5.00%, 6/01/30 ...................      15,940,000         16,039,625
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 5.75%, 1/01/26 ................................................      65,350,000         65,796,994
       Refunding, Series B, 6.00%, 1/01/22 ................................................       1,250,000          1,326,963
       Refunding, Series B, 6.25%, 1/01/23 ................................................      39,030,000         42,483,375
       Refunding, Series B, 5.75%, 1/01/24 ................................................      35,140,000         35,474,884
       Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ..................................       1,280,000          1,282,048
       Refunding, Series D, 5.125%, 1/01/23 ...............................................      12,000,000         11,718,840
       Refunding, Series D, 5.125%, 1/01/26 ...............................................       3,000,000          2,861,910
       Series D, 6.70%, 1/01/19 ...........................................................       2,000,000          2,075,740
       Series D, 6.75%, 1/01/26 ...........................................................       5,000,000          5,154,050
    North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
       FSA Insured, 4.75%, 9/01/24 ........................................................       6,970,000          7,035,657
    University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 .....       5,000,000          5,065,600
    Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 ...........      11,000,000         11,818,620
                                                                                                              ----------------
                                                                                                                   214,065,306
                                                                                                              ----------------
    NORTH DAKOTA 0.4%
    Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
       Assured Guaranty, 5.00%, 12/01/26 ..................................................       8,385,000          8,197,511
       Refunding, 5.50%, 12/01/20 .........................................................       8,870,000          8,845,696
       Refunding, 5.50%, 12/01/24 .........................................................      13,945,000         13,506,151
                                                                                                              ----------------
                                                                                                                    30,549,358
                                                                                                              ----------------
    OHIO 3.1%
    Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
       Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 ...........................       9,250,000          9,355,727
    Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
       12/01/26 ...........................................................................       6,085,000          6,135,445
       12/01/27 ...........................................................................       3,185,000          3,211,404
    American Municipal Power Inc. Revenue, Refunding, 5.00%, 2/15/38 ......................      25,000,000         23,958,250
    Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
       Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to
          12/01/12, 6.25% thereafter, 6/01/37 .............................................      15,000,000          9,145,950
       Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34 ................      11,250,000          9,373,837
       Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42 ................       5,000,000          4,190,900
    Cleveland Airport System Revenue, Series A, FSA Insured,
       5.00%, 1/01/31 .....................................................................      17,930,000         17,809,690
       Pre-Refunded, 5.00%, 1/01/31 .......................................................       2,070,000          2,171,306
    Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 ......       5,000,000          4,948,600
    Columbus City School District GO, School Facilities Construction and Improvement,
       FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 ........................................      16,000,000         17,299,040
    Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ......      17,100,000         17,675,586
    Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
       Refunding,
       Series A, 5.625%, 2/01/18 ..........................................................       6,000,000          6,129,240
       Series E, 6.05%, 10/01/09 ..........................................................       4,000,000          4,169,480
       Series F, 6.05%, 10/01/09 ..........................................................       2,750,000          2,866,518


                     22 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Hamilton County Sales Tax Revenue,
       Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 ............................   $   1,995,000   $      2,003,918
       Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 .........................       8,005,000          8,535,731
    Kettering City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
       12/01/30 ...........................................................................       1,860,000          2,030,171
    Little Miami Local School District GO, School Improvement, FSA Insured, Pre-Refunded,
       5.00%, 12/01/34 ....................................................................       4,000,000          4,414,560
    Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
       12/01/31 ...........................................................................       8,000,000          7,474,880
       12/01/36 ...........................................................................      13,725,000         13,319,426
    Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
       Pre-Refunded,
       5.50%, 12/01/10 ....................................................................       1,300,000          1,361,828
       5.60%, 12/01/11 ....................................................................       1,000,000          1,048,860
       5.65%, 12/01/12 ....................................................................         925,000            970,797
    Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
       Pre-Refunded,
       5.375%, 12/01/20 ...................................................................       4,275,000          4,616,059
       5.45%, 12/01/25 ....................................................................       3,000,000          3,244,410
    Pickerington Local School District GO, School Facilities Construction and Improvement,
       FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 ........................................      15,000,000         16,108,500
    Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
       2/15/38 ............................................................................      17,000,000         16,234,320
    Springboro Community City School District GO, School Improvement, MBIA Insured,
       Pre-Refunded, 5.00%, 12/01/27 ......................................................      10,350,000         11,303,235
    University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
       1/01/29 ............................................................................      11,305,000         11,966,795
    University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
       6/01/28 ............................................................................       4,000,000          4,026,240
    University of Cincinnati General Receipts Revenue, Series A, FGIC Insured,
       Pre-Refunded, 5.25%, 6/01/24 .......................................................       5,000,000          5,388,950
                                                                                                              ----------------
                                                                                                                   252,489,653
                                                                                                              ----------------
    OKLAHOMA 0.0%(c)
    Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
       Refunding, 6.00%, 8/15/14 ..........................................................       3,610,000          3,634,873
                                                                                                              ----------------
    OREGON 1.1%
    Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ............      10,500,000         10,524,150
    Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded,
       5.25%, 6/15/20 .....................................................................       4,000,000          4,218,920
    Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
       10/15/13 ...........................................................................       1,250,000          1,399,700
    Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
       Pre-Refunded, 6.00%, 5/01/26 .......................................................      10,000,000         10,758,600
    Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
       Series A, 4.50%, 11/15/32 ..........................................................      30,000,000         28,798,800
    Oregon State EDR, Georgia-Pacific Corp. Project,
       Refunding, Series 183, 5.70%, 12/01/25 .............................................       3,500,000          2,935,905
    (d)Series CLVII, 6.35%, 8/01/25 .......................................................       5,500,000          4,966,225


                     Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Oregon State GO, State Board of Higher Education, Series A,
       5.00%, 8/01/26 .....................................................................   $   6,630,000   $      6,834,867
       5.00%, 8/01/27 .....................................................................       6,955,000          7,153,148
       Pre-Refunded, 5.00%, 8/01/26 .......................................................      12,000,000         12,783,840
                                                                                                              ----------------
                                                                                                                    90,374,155
                                                                                                              ----------------
    PENNSYLVANIA 3.9%
    Allegheny County Hospital Development Authority Revenue, Health System, Series A,
       MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ........................................      10,000,000         11,121,000
    Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 5.50%,
       12/01/29 ...........................................................................      10,000,000          9,311,100
    Allegheny County Port Authority Special Revenue, Transportation, Refunding, FGIC
       Insured, 5.00%, 3/01/29 ............................................................      10,000,000          9,283,600
    Berks County GO, AMBAC Insured, 5.00%, 11/15/25 .......................................       5,000,000          5,004,650
    Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ............       5,000,000          5,274,750
    Coatesville School District GO, FSA Insured, 5.00%, 8/01/24 ...........................       6,420,000          6,669,610
    Delaware County Authority University Revenue, Villanova University, Series A, MBIA
       Insured, 5.00%, 12/01/18 ...........................................................       7,090,000          7,173,662
    Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
       1/01/22 ............................................................................       8,500,000          8,798,860
       1/01/26 ............................................................................      10,000,000         10,337,600
    Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
       AMBAC Insured, 5.60%, 7/01/17 ......................................................       5,000,000          5,570,450
    Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
       11/01/37 ...........................................................................       5,000,000          4,770,750
    Erie Water Authority Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.20%,
       12/01/30 ...........................................................................      18,700,000         20,199,927
    Montgomery County IDA Retirement Community Revenue, Adult Community Total Services
       Retirement-Life Communities Inc., 5.25%, 11/15/28 ..................................       2,500,000          2,198,925
    Northampton County General Purpose Authority Hospital Revenue, Saint Lukes Hospital
       Project, Series A, 5.375%, 8/15/28 .................................................       5,000,000          4,772,850
    Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
       5.25%, 10/01/30 ....................................................................      12,150,000         12,440,263
    Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University,
       Refunding, MBIA Insured, 5.00%, 4/01/33 ............................................      14,225,000         14,006,077
    Pennsylvania State Public School Building Authority Lease Revenue, School District of
       Philadelphia Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ....................      32,000,000         34,747,200
    Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
       7/15/31 ............................................................................       5,850,000          6,280,619
    Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA
       Insured, Pre-Refunded, 5.25%, 10/01/30 .............................................      15,630,000         16,990,748
    Philadelphia Gas Works Revenue,
       Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ......................................       5,000,000          5,018,000
       Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 .............................       5,000,000          5,003,500
    Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
    North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
       5.30%, 1/01/18 .....................................................................       2,580,000          2,601,053
       5.35%, 1/01/23 .....................................................................       5,690,000          5,721,807
       5.375%, 1/01/28 ....................................................................       3,700,000          3,688,752


                     24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%, 9/01/29 ...   $  15,000,000   $     15,257,400
    Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
       4/15/29 ............................................................................      10,965,000          9,883,522
       4/15/30 ............................................................................      12,000,000         10,734,840
    Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ..      14,050,000         15,120,469
    Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured,
       5.00%, 11/01/31 ....................................................................       8,995,000          8,636,099
       Pre-Refunded, 5.00%, 11/01/31 ......................................................      16,005,000         17,249,709
    Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
       5.125%, 2/01/35 ....................................................................      15,000,000         15,085,650
    Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
       Sales Tax, AMBAC Insured, 5.25%, 2/01/31 ...........................................       5,000,000          5,043,100
                                                                                                              ----------------
                                                                                                                   313,996,542
                                                                                                              ----------------
    RHODE ISLAND 1.1%
    Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
       8/01/30 ............................................................................       7,990,000          8,027,393
    Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing,
       Series A, Pre-Refunded,
       5.875%, 9/15/23 ....................................................................       2,000,000          2,009,360
       6.00%, 9/15/33 .....................................................................       3,000,000          3,014,460
    Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
       Refunding, Series 15-A, 6.85%, 10/01/24 ............................................         620,000            619,975
       Refunding, Series 25-A, 4.95%, 10/01/16 ............................................         130,000            130,096
       Series 10-A, 6.50%, 10/01/22 .......................................................         475,000            475,599
       Series 10-A, 6.50%, 4/01/27 ........................................................         265,000            265,405
    Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA Insured,
       5.00%,
       7/01/27 ............................................................................      12,280,000         12,058,469
       7/01/30 ............................................................................      14,965,000         14,499,588
    Rhode Island State Health and Educational Building Corp. Revenue,
       Health Facilities, St. Antoine, Series B, Pre-Refunded, 6.125%, 11/15/29 ...........       7,925,000          8,408,187
       Higher Education Facility, University of Rhode Island, Refunding, Series A, AMBAC
          Insured, 5.00%, 9/15/30 .........................................................      10,000,000         10,076,800
       Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21 ......................         925,000            979,501
       Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21 ........       6,075,000          6,864,629
       Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured,
          5.00%, 5/15/26 ..................................................................       5,000,000          4,976,300
       Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured,
          5.00%, 5/15/32 ..................................................................      14,440,000         13,932,723
                                                                                                              ----------------
                                                                                                                    86,338,485
                                                                                                              ----------------
    SOUTH CAROLINA 2.2%
    Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
       District, 5.25%, 12/01/30 ..........................................................       8,000,000          8,004,160
    Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
       10/01/28 ...........................................................................       8,000,000          8,097,280


                     Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    SOUTH CAROLINA (CONTINUED)
    Greenville County School District Installment Purchase Revenue, Building Equity Sooner
       Tomorrow, Refunding, 5.00%, 12/01/28 ...............................................   $   7,500,000   $      7,504,500
    Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
       District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32 ..........................       7,030,000          6,670,767
    Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
       County Project, 5.00%, 12/01/26 ....................................................      12,300,000         11,477,622
    Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
       Mortgage, Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ........................      13,860,000         13,895,482
    Newberry Investing in Children's Education Installment Revenue, Newberry County School
       District Project, 5.00%, 12/01/30 ..................................................       4,000,000          3,614,720
    Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24 ..........      10,000,000          9,665,900
    Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort
       School District, FSA Insured, 5.00%, 12/01/31 ......................................       5,340,000          5,357,675
    Scago Educational Facilities Corp. for Chesterfield School District Revenue, School
       Project, Assured Guaranty, 5.00%, 12/01/29 .........................................       7,500,000          7,470,225
    Scago Educational Facilities Corp. for Colleton School District Revenue, School
       Project, Assured Guaranty, 5.00%,
       12/01/25 ...........................................................................       3,340,000          3,378,310
       12/01/26 ...........................................................................       4,000,000          4,029,520
    Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
       Project, FSA Insured, 5.00%,
       12/01/25 ...........................................................................      18,900,000         19,052,334
       12/01/31 ...........................................................................      10,000,000          9,797,000
    South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding,
       Series A, FSA Insured, 5.00%, 8/01/35 ..............................................      20,000,000         19,795,200
    South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%,
       1/01/33 ............................................................................      31,835,000         32,468,835
    Sumter Two School Facilities Inc. Installment Purchase Revenue, Sumter County School
       District 2, Refunding, Assured Guaranty, 4.50%, 12/01/32 ...........................       6,000,000          5,572,140
                                                                                                              ----------------
                                                                                                                   175,851,670
                                                                                                              ----------------
    SOUTH DAKOTA 0.5%
    South Dakota Health and Educational Facilities Authority Revenue,
       Avera Health, Series B, 5.50%, 7/01/35 .............................................       3,000,000          2,921,790
       Avera Health, Series B, 5.25%, 7/01/38 .............................................       5,000,000          4,664,950
       Avera Health Issue, AMBAC Insured, 5.25%, 7/01/22 ..................................      15,425,000         16,003,437
       Sanford Health, 5.00%, 11/01/27 ....................................................       2,355,000          2,163,986
       Sanford Health, 5.00%, 11/01/40 ....................................................      12,945,000         11,411,018
                                                                                                              ----------------
                                                                                                                    37,165,181
                                                                                                              ----------------
    TENNESSEE 0.6%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/19 ................       6,000,000          5,300,700
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
       Mountain States Health, Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 .......       7,000,000          7,563,430
    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
       Refunding, Series A, FSA Insured, 5.00%, 1/01/22 ...................................       2,260,000          2,315,506
       Series A, FSA Insured, Pre-Refunded, 5.00%, 1/01/22 ................................       2,740,000          2,950,432


                     26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE (CONTINUED)
    Knox County Health Educational and Housing Facilities Board Revenue, University Health
       System Inc., Refunding, 5.25%, 4/01/27 .............................................   $  17,500,000   $     16,697,800
    Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
       4/01/30 ............................................................................       7,850,000          7,973,794
    Metropolitan Government of Nashville and Davidson County District Energy Revenue,
       Series A, AMBAC Insured, 5.00%, 10/01/25 ...........................................       5,460,000          5,555,877
    Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
       7/01/15 ............................................................................         290,000            292,300
                                                                                                              ----------------
                                                                                                                    48,649,839
                                                                                                              ----------------
    TEXAS 6.7%
    Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ......      10,000,000         10,041,400
    Bexar County GO, Certificates of Obligation, Combined Flood Control Tax, FSA Insured,
       5.00%, 6/15/37 .....................................................................      20,000,000         20,050,400
    Bexar County HFC, MFHR,
       American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ...............       6,000,000          5,867,220
       Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 ............       1,000,000          1,009,490
       Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 .............       2,845,000          2,868,699
    Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 .......................................       2,005,000          2,048,849
    Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ...............................       1,000,000          1,045,170
(a) Crowley ISD, GO, School Building, 5.00%, 8/01/36 ......................................      13,900,000         13,899,861
    Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured,
       5.375%, 2/15/29 ....................................................................      28,325,000         27,995,014
    Dallas ISD, GO, Refunding, 5.25%, 2/15/20 .............................................       2,000,000          2,088,840
    Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
       FGIC Insured, 5.625%, 11/01/26 .....................................................      85,000,000         83,611,950
    Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ............       4,040,000          4,473,735
    Denton ISD, GO, School Building, 5.00%, 8/15/38 .......................................      15,710,000         15,661,299
    Duncanville ISD, GO,
       Refunding, Series B, 5.25%, 2/15/32 ................................................          50,000             50,803
       Series B, Pre-Refunded, 5.25%, 2/15/32 .............................................       9,850,000         10,634,553
    Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 ....................................       2,000,000          2,101,700
    Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
       Projects, Refunding, 5.50%, 9/01/17 ................................................       3,250,000          3,270,248
    Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
       4/01/32 ............................................................................       3,000,000          2,731,950
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
       5.125%, 2/15/32 ....................................................................      10,215,000         10,029,904
    Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded, zero cpn.,
       8/15/19 ............................................................................       5,285,000          3,011,287
       8/15/21 ............................................................................       8,420,000          4,233,744
       8/15/22 ............................................................................       8,470,000          4,004,616
    Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%,
       8/15/21 ............................................................................       2,500,000          2,679,600
    Houston Airport System Revenue, sub. lien, Series B, FSA Insured, Pre-Refunded, 5.50%,
       7/01/30 ............................................................................       2,000,000          2,121,300


                     Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
       FGIC Insured, Pre-Refunded, 5.125%, 3/01/28 ........................................   $  15,000,000   $     16,066,500
    Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ...............       5,000,000          5,071,600
    Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured,
       Pre-Refunded, 5.25%, 12/01/30 ......................................................      14,000,000         14,895,440
    Keller ISD, GO,
       Pre-Refunded, 5.375%, 8/15/25 ......................................................       1,330,000          1,412,473
       Refunding, 5.375%, 8/15/25 .........................................................         170,000            174,808
    Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 .......................................       1,000,000          1,074,330
    Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ..........................................       4,000,000          4,143,880
    Little Cypress Mauriceville Consolidated ISD, GO,
       Pre-Refunded, 5.90%, 8/01/29 .......................................................         785,000            818,221
       Refunding, 5.90%, 8/01/29 ..........................................................       1,345,000          1,376,365
    Lower Colorado River Authority Revenue,
       Improvement, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/15/26 ..................         130,000            138,232
       Refunding, FSA Insured, 5.00%, 5/15/31 .............................................      10,000,000         10,084,800
       Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ..................       1,870,000          1,881,893
    Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
       Improvement, 5.125%, 11/01/27 ......................................................       1,000,000            897,240
    Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
       12/01/17 ...........................................................................         140,000            141,173
    Manor ISD, GO, School Building, 5.00%, 8/01/37 ........................................       8,175,000          8,162,492
    Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35 ...............      10,000,000          9,173,000
    North Central Texas Health Facility Development Corp. Revenue, Children's Medical
       Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ............................      19,335,000         19,658,861
    North Texas Tollway Authority Revenue, System,
       first tier, Refunding, Series A, 5.75%, 1/01/40 ....................................      35,000,000         35,073,500
       second tier, Refunding, Series F, 5.75%, 1/01/38 ...................................      25,000,000         23,973,500
    Northside ISD, GO,
       Pre-Refunded, 5.00%, 2/15/26 .......................................................       1,345,000          1,422,795
       Refunding, 5.00%, 2/15/26 ..........................................................       1,155,000          1,165,337
    Onalaska ISD, GO, 5.375%, 2/15/32 .....................................................       2,840,000          2,924,859
    Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded, 5.25%, 4/01/32 ...       3,000,000          3,201,030
    Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ..........       4,000,000          3,975,920
    Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
       12/01/22 ...........................................................................      15,000,000         14,753,100
    Port Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38 ........      14,000,000         13,516,580
    Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ...       2,500,000          2,636,475
    Rio Grande City Consolidated ISD, GO, School Building, 5.00%, 8/15/37 .................      10,510,000         10,537,431
    San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue,
       5.50%, 8/01/25 .....................................................................      20,000,000         19,190,200
    San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
       5/15/25 ............................................................................       5,000,000          5,078,700
       5/15/28 ............................................................................       5,000,000          5,052,750
    Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
       9/01/25 ............................................................................       5,000,000          5,043,750


                     28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Tarrant County Health Facilities Development Corp. Health System Revenue, Harris
       Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24 .........................   $   4,000,000   $      4,569,320
    Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
       Series C, 5.75%,
       8/15/18 ............................................................................       1,570,000          1,494,169
       8/15/28 ............................................................................       3,900,000          3,364,023
    Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
       10/01/20 ...........................................................................         500,000            623,270
    Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%,
       4/01/33 ............................................................................      10,000,000         10,083,300
    Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital
       Appreciation, AMBAC Insured, zero cpn., 8/15/31 ....................................      43,500,000         11,301,735
    Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
       Refunding and Improvement, Series A, 5.25%, 11/01/32 ...............................       6,250,000          5,481,375
       Series D, FSA Insured, Pre-Refunded, 5.375%, 11/01/27 ..............................      10,680,000         11,082,316
    University of Texas University Revenues, Financing System, Series A, Pre-Refunded,
       5.70%, 8/15/20 .....................................................................       1,000,000          1,041,940
    Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest
       Health
    System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ................................      15,000,000         14,698,800
    Wylie ISD, GO,
       Pre-Refunded, 7.00%, 8/15/24 .......................................................         660,000            740,744
       Refunding, 7.00%, 8/15/24 ..........................................................         340,000            375,034
                                                                                                              ----------------
                                                                                                                   543,104,893
                                                                                                              ----------------
    UTAH 0.9%
    Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14 ..................      16,000,000         16,039,680
    Salt Lake County College Revenue, Westminster College Project, Pre-Refunded, 5.625%,
       10/01/28 ...........................................................................       3,305,000          3,477,686
    South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 8/15/26 ...........       4,770,000          5,120,166
    South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
       8/15/30 ............................................................................       5,730,000          5,790,795
    St. George Electric Revenue, FSA Insured, 5.00%,
       6/01/33 ............................................................................       5,000,000          5,034,400
       6/01/38 ............................................................................       5,000,000          5,015,050
    Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37 ..............       5,000,000          4,797,450
    Utah State Transit Authority Sales Tax Revenue, Series A, FSA Insured, 5.00%,
       6/15/36 ............................................................................      25,000,000         25,192,250
                                                                                                              ----------------
                                                                                                                    70,467,477
                                                                                                              ----------------
    VERMONT 0.6%
    Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 ....................       5,780,000          5,814,680
    University of Vermont and State Agricultural College Revenue, Refunding, MBIA Insured,
       5.00%, 10/01/30 ....................................................................      12,210,000         12,267,509
    Vermont Educational and Health Buildings Financing Agency Revenue, Hospital,
       Fletcher Allen Health Care Project, Refunding, Series B, FSA Insured, 5.00%,
          12/01/34 ........................................................................      12,000,000         11,690,640
       Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36 ......................       5,000,000          4,197,750
       Fletcher Allen Health Care Project, Series A, AMBAC Insured, 6.125%, 12/01/27 ......      13,000,000         13,171,600
                                                                                                              ----------------
                                                                                                                    47,142,179
                                                                                                              ----------------


                     Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA 0.5%
    Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA
    Insured, 5.00%, 6/15/30 ...............................................................   $  12,260,000   $     12,146,595
    Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured,
       5.00%, 8/15/31 .....................................................................      10,000,000          9,539,600
    Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured,
       5.125%, 7/01/18 ....................................................................       2,000,000          2,042,060
    Norfolk Parking System Revenue, Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 .....       5,000,000          5,091,400
    Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
       MBIA Insured, 5.35%, 7/01/31 .......................................................      10,000,000         10,026,100
                                                                                                              ----------------
                                                                                                                    38,845,755
                                                                                                              ----------------
    WASHINGTON 4.2%
    Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
       Refunding, MBIA Insured, 5.20%, 11/01/27 ...........................................         200,000            196,972
    Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue,
       Series A, AMBAC Insured, 5.00%, 11/01/30 ...........................................      20,000,000         20,089,400
    Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I,
       Mandatory Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 .......................         200,000            201,250
    Clark County PUD No. 1 Generating System Revenue, Refunding, FSA Insured, 5.50%,
       1/01/25 ............................................................................      15,015,000         15,554,038
    Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
       Series A, 5.00%, 7/01/24 ...........................................................      15,255,000         15,563,761
       Series B, FSA Insured, 5.35%, 7/01/18 ..............................................      11,500,000         12,282,920
    Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
       5.00%, 12/01/33 ....................................................................      18,500,000         18,538,480
    Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
       Second Series A, MBIA Insured, 5.20%, 1/01/23 ......................................         250,000            252,483
       Series D, FSA Insured, 5.20%, 1/01/23 ..............................................       6,000,000          6,171,060
    King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 .........         130,000            130,465
    King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37 ..............       5,000,000          4,933,300
    King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 ...........       5,000,000          5,118,600
    Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
       12/01/14 ...........................................................................       2,000,000          2,168,700
    Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ........       5,000,000          5,115,900
    Port Seattle Revenue, Refunding, Series A,
       FGIC Insured, 5.00%, 4/01/31 .......................................................      21,680,000         21,678,482
       MBIA Insured, 5.00%, 7/01/33 .......................................................      10,000,000          9,971,300
    Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ............................      10,000,000         10,284,600
    Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ...........................         300,000            303,093
    Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ....................         170,000            170,391
    Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ........................................       7,000,000          7,551,040
    Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
       5.125%, 6/01/22 ....................................................................       2,925,000          2,886,332
       5.25%, 6/01/33 .....................................................................       9,770,000          9,164,358
    Washington State GO,
       AMBAC Insured, 5.00%, 1/01/31 ......................................................       7,925,000          7,978,256
       Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 .....................      10,000,000         10,129,600
       Series A, FGIC Insured, 5.00%, 7/01/27 .............................................      10,000,000         10,116,500
       Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .............................      10,120,000         10,371,988


                     30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT           VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Washington State Health Care Facilities Authority Revenue,
       Multicare Health System, MBIA Insured, 5.00%, 8/15/22 ..............................   $     250,000   $        251,240
       Multicare Health System, Series B, FSA Insured, 5.00%, 8/15/34 .....................      17,550,000         17,100,895
       Multicare Health System, Series B, FSA Insured, 5.00%, 8/15/41 .....................       9,170,000          8,867,849
       Providence Health and Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ........       6,000,000          6,348,000
       Providence Health and Services, Refunding, Series A, FGIC Insured, 5.00%,
          10/01/36 ........................................................................       9,750,000          9,462,667
       Providence Health and Services, Refunding, Series C, FSA Insured, 5.25%, 10/01/33 ..      10,000,000         10,035,000
       Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          10/01/36 ........................................................................         250,000            275,463
       Series C, Radian Insured, 5.50%, 8/15/36 ...........................................      16,000,000         15,064,960
       Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 ......................      30,000,000         29,117,400
    Washington State Public Power Supply System Revenue,
       Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .........................       7,700,000          8,563,555
       Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn.,
          7/01/14 .........................................................................      12,450,000          9,928,003
       Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14 .....       2,550,000          2,053,592
       Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12 .....................       6,400,000          5,603,968
       Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13 .....................      11,000,000          9,220,420
                                                                                                              ----------------
                                                                                                                   338,816,281
                                                                                                              ----------------
    WEST VIRGINIA 0.7%
    Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, Refunding,
       5.40%, 5/01/25 .....................................................................      10,000,000          8,462,600
    Harrison County County Commission Solid Waste Disposal Revenue, Allegheny Energy
       Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37 ...............................       9,000,000          8,417,790
    Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37 ....................      14,000,000         13,221,600
    West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 .......................      10,000,000         10,584,900
    West Virginia State Water Development Water Revenue, Loan Program 2, Refunding,
       Series B, AMBAC Insured, 5.00%, 11/01/29 ...........................................       7,500,000          7,507,350
    West Virginia University Revenues, Improvement, West Virginia University Projects,
       Series C, FGIC Insured, 5.00%, 10/01/34 ............................................      10,000,000          9,743,000
                                                                                                              ----------------
                                                                                                                    57,937,240
                                                                                                              ----------------
    WISCONSIN 0.3%
    Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ............................       2,200,000          2,201,320
    Wisconsin State Health and Educational Facilities Authority Revenue,
       Ministry Health, FSA Insured, 5.00%, 8/01/31 .......................................       1,500,000          1,465,920
       Ministry Health, FSA Insured, 5.00%, 8/01/34 .......................................       8,000,000          7,773,280
       Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .....................................      10,000,000          9,999,400
                                                                                                              ----------------
                                                                                                                    21,439,920
                                                                                                              ----------------
    U.S. TERRITORIES 1.9%
    PUERTO RICO 1.8%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.375%, 5/15/33 .........................................................      20,915,000         18,655,343
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Series Y, Pre-Refunded,
       5.00%, 7/01/36 .....................................................................      62,000,000         68,372,360
       5.50%, 7/01/36 .....................................................................       7,000,000          7,959,350


                     Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                              -------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series K, 5.00%, 7/01/30 ................................................   $  19,190,000   $     17,602,987
    Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
       Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ...........................         350,000            367,682
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%,
       7/01/19 ............................................................................         850,000            850,145
    Puerto Rico PBA Guaranteed Revenue,
       Government Facilities, Refunding, Series D, 5.25%, 7/01/27 .........................       3,265,000          3,264,837
       Government Facilities, Series D, Pre-Refunded, 5.25%, 7/01/27 ......................       8,735,000          9,344,179
       Refunding, 5.00%, 7/01/37 ..........................................................      20,000,000         18,128,400
                                                                                                              ----------------
                                                                                                                   144,545,283
                                                                                                              ----------------
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.50%, 10/01/18 ....................................................................       1,400,000          1,407,504
       5.50%, 10/01/22 ....................................................................       5,000,000          5,005,650
       5.625%, 10/01/25 ...................................................................       1,900,000          1,905,377
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18 ............................................................................         500,000            479,265
                                                                                                              ----------------
                                                                                                                     8,797,796
                                                                                                              ----------------
    TOTAL U.S. TERRITORIES ................................................................                        153,343,079
                                                                                                              ----------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $7,861,282,300) ..............................................................                      7,908,723,147
                                                                                                              ----------------
    SHORT TERM INVESTMENTS 1.9%
    MUNICIPAL BONDS 1.9%
    CONNECTICUT 0.0%(c)
(e) Connecticut State HFAR, Housing Mortgage Finance Program, Series D-1, AMBAC Insured,
       Weekly VRDN and Put, 2.25%, 11/15/23 ...............................................       1,400,000          1,400,000
                                                                                                              ----------------
    FLORIDA 0.9%
(e) Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A,
       AMBAC Insured, Daily VRDN and Put, 2.85%, 7/01/37 ..................................      40,300,000         40,300,000
(e) Sarasota County Public Hospital District Hospital Revenue, Sarasota Memorial
       Hospital Project, Refunding, Series A, MBIA Insured, Daily VRDN and Put,
       2.85%, 7/01/37 .....................................................................      31,400,000         31,400,000
                                                                                                              ----------------
                                                                                                                    71,700,000
                                                                                                              ----------------
    MARYLAND 0.1%
(e) Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series B,
       AMBAC Insured, Daily VRDN and Put, 8.00%, 7/01/34 ..................................       5,200,000          5,200,000
                                                                                                              ----------------
    MASSACHUSETTS 0.3%
(e) Massachusetts State Health and Educational Facilities Authority Revenue,
       Capital Asset Program,
       Refunding, Series C, MBIA Insured, Daily VRDN and Put, 8.00%, 7/01/10 ..............       1,300,000          1,300,000
       Series D, MBIA Insured, Daily VRDN and Put, 9.25%, 1/01/35 .........................      21,400,000         21,400,000
                                                                                                              ----------------
                                                                                                                    22,700,000
                                                                                                              ----------------


                     32 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
                                                                                              -------------   ----------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI 0.4%
(e) Missouri State Health and Educational Facilities Authority Educational Authority
       Revenue,
       St. Louis University, Refunding, Series A, MBIA Insured, Daily VRDN and Put, 3.16%,
          10/01/35 ........................................................................   $   2,600,000   $      2,600,000
(e) Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Cox Health System, Refunding, AMBAC Insured, Daily VRDN and Put, 11.00%, 6/01/22 ...      34,000,000         34,000,000
                                                                                                              ----------------
                                                                                                                    36,600,000
                                                                                                              ----------------
    PENNSYLVANIA 0.1%
(e) Delaware Valley Regional Finance Authority Local Government Revenue, Series D,
       Weekly VRDN and Put, 2.10%, 12/01/20 ...............................................       3,100,000          3,100,000
(e) Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 2.89%,
       12/01/28 ...........................................................................       7,000,000          7,000,000
                                                                                                              ----------------
                                                                                                                    10,100,000
                                                                                                              ----------------
    RHODE ISLAND 0.1%
(e) Rhode Island Health and Educational Building Corp. Educational Institution Revenue,
       Moses Brown School Issue, MBIA Insured, Daily VRDN and Put, 8.00%, 3/01/30 .........       7,300,000          7,300,000
                                                                                                              ----------------
    TOTAL SHORT TERM INVESTMENTS (COST $154,999,927) ......................................                        155,000,000
                                                                                                              ----------------
    TOTAL INVESTMENTS (COST $8,016,282,227) 99.0% .........................................                      8,063,723,147
    OTHER ASSETS, LESS LIABILITIES 1.0% ...................................................                         81,557,474
                                                                                                              ----------------
    NET ASSETS 100.0% .....................................................................                   $  8,145,280,621
                                                                                                              ================

See Selected Portfolio Abbreviations on page 34.

(a) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)  Defaulted security.

(c)  Rounds to less than 0.1% of net assets.

(d) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 33

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ACA   - American Capital Access Holdings Inc.
AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Brookshire Hathaway Assurance Corp.
BIG   - Bond Investors Guaranty Insurance Co.
        (acquired by MBIA in 1989 and no longer does
        business under this name)
CDA   - Community Development Authority/Agency
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
CRDA  - Community Redevelopment Authority/Agency
EDA   - Economic Development Authority
EDC   - Economic Development Corp.
EDR   - Economic Development Revenue
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority/Agency
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
HFC   - Housing Finance Corp.
HMR   - Home Mortgage Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDB   - Industrial Development Bond/Board
IDC   - Industrial Development Corp.
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MBS   - Mortgage-Backed Security
MFHR  - Multi-Family Housing Revenue
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
PUD   - Public Utility District
RDA   - Redevelopment Agency/Authority
SFM   - Single Family Mortgage
SFMR  - Single Family Mortgage Revenue
USD   - Unified/Union School District
XLCA  - XL Capital Assurance

                     See Notes to Statement of Investments.


                     34 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Federal Tax-Free Income Fund (Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $8,015,038,861
                                                ==============
Unrealized appreciation .....................   $  241,210,278
Unrealized depreciation .....................     (192,525,992)
                                                --------------
Net unrealized appreciation (depreciation) ..   $   48,684,286
                                                ==============


                     Quarterly Statement of Investments | 35

Franklin Federal Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on May 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2008, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     36 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008


By /s/ LAURA F. FERGERSON
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date   September 26, 2008






                                  Exhibit A





I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008




/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration





I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer